Quarterly Holdings Report
for

Fidelity® Intermediate Government Income Fund

May 31, 2020

SLM-QTLY-0720
1.800340.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 83.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.4%
Fannie Mae 0.625% 4/22/25	375	377
Federal Farm Credit Bank 0.375% 4/8/22	7,900	7,919
		8,296
U.S. Treasury Obligations - 79.9%
U.S. Treasury Bonds:
1.25% 5/15/50	$200	$192
2% 2/15/50	3,972	4,541
U.S. Treasury Notes:
0.125% 4/30/22	20,100	20,089
0.25% 5/31/25	12,220	12,189
0.375% 3/31/22	47,500	47,685
0.375% 4/30/25	2,186	2,193
0.5% 5/31/27	44,705	44,708
1.5% 9/30/21	24,887	25,320
1.5% 9/30/24	4,297	4,525
1.5% 1/31/27	5,049	5,388
1.5% 2/15/30	27,290	29,499
1.625% 11/15/22	3,209	3,323
1.625% 9/30/26	1,868	2,005
1.75% 6/30/22 (a)	24	25
1.75% 7/31/24	220	234
1.875% 7/31/22	16,612	17,220
2% 8/15/25 (a)(b)	39,301	42,658
2.125% 6/30/22	327	340
2.125% 3/31/24	9,848	10,556
2.125% 7/31/24 (a)	5,667	6,105
2.125% 5/15/25 (a)(b)	593	646
2.25% 7/31/21	29,232	29,930
2.25% 4/30/24	1,993	2,149
2.25% 12/31/24	5,707	6,215
2.25% 3/31/26	3,325	3,678
2.375% 4/15/21	11,560	11,779
2.5% 12/31/20	12,682	12,852
2.5% 1/31/21	36,895	37,463
2.5% 1/15/22	11,647	12,085
2.5% 1/31/24	1,900	2,057
2.5% 2/28/26	9,441	10,567
2.625% 6/30/23	11,432	12,282
2.625% 12/31/23	15,587	16,921
2.75% 6/30/25 (a)	2,770	3,107
2.875% 11/30/25	8,513	9,671
3.125% 11/15/28	10,010	12,116
		462,313
Other Government Related - 2.5%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 0.5716% 12/7/20 (NCUA Guaranteed) (c)(d)	420	419
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,356
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,721
		14,496
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $467,393)		485,105

U.S. Government Agency - Mortgage Securities - 2.4%
Fannie Mae - 1.2%
12 month U.S. LIBOR + 1.360% 3.693% 10/1/35 (c)(d)	7	7
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (c)(d)	6	6
12 month U.S. LIBOR + 1.490% 3.548% 1/1/35 (c)(d)	23	24
12 month U.S. LIBOR + 1.550% 3.56% 2/1/44 (c)(d)	12	12
12 month U.S. LIBOR + 1.550% 4.287% 5/1/44 (c)(d)	21	22
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (c)(d)	2	3
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (c)(d)	10	10
12 month U.S. LIBOR + 1.570% 3.574% 2/1/44 (c)(d)	16	17
12 month U.S. LIBOR + 1.570% 4.445% 5/1/44 (c)(d)	7	7
12 month U.S. LIBOR + 1.580% 3.58% 4/1/44 (c)(d)	20	21
12 month U.S. LIBOR + 1.580% 3.592% 1/1/44 (c)(d)	16	17
12 month U.S. LIBOR + 1.590% 3.59% 4/1/44 (c)(d)	57	59
12 month U.S. LIBOR + 1.630% 3.762% 3/1/33 (c)(d)	15	16
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (c)(d)	20	22
12 month U.S. LIBOR + 1.670% 3.933% 11/1/36 (c)(d)	26	27
12 month U.S. LIBOR + 1.730% 3.951% 5/1/36 (c)(d)	3	4
12 month U.S. LIBOR + 1.740% 3.761% 3/1/40 (c)(d)	97	101
12 month U.S. LIBOR + 1.750% 3.873% 7/1/35 (c)(d)	5	5
12 month U.S. LIBOR + 1.760% 3.784% 2/1/37 (c)(d)	62	65
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (c)(d)	53	54
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (c)(d)	58	60
12 month U.S. LIBOR + 1.880% 3.888% 4/1/36 (c)(d)	55	58
12 month U.S. LIBOR + 1.890% 4.154% 8/1/35 (c)(d)	22	23
6 month U.S. LIBOR + 1.510% 3.385% 2/1/33 (c)(d)	4	4
6 month U.S. LIBOR + 1.530% 3.41% 12/1/34 (c)(d)	5	6
6 month U.S. LIBOR + 1.530% 3.41% 3/1/35 (c)(d)	6	6
6 month U.S. LIBOR + 1.550% 3.319% 10/1/33 (c)(d)	2	2
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (c)(d)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (c)(d)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.165% 7/1/36 (c)(d)	23	24
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.261% 10/1/33 (c)(d)	6	7
2.5% 11/1/29 to 8/1/33	2,240	2,345
3% 5/1/33 to 7/1/33	707	750
3.5% 7/1/32	1,232	1,320
4.5% 11/1/25	215	226
5% 1/1/22 to 4/1/22	5	5
5.5% 8/1/25	110	115
6% to 6% 1/1/34 to 6/1/36	580	679
6.5% 2/1/22 to 8/1/36	581	672
		6,806
Freddie Mac - 0.7%
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (c)(d)	13	13
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (c)(d)	11	11
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (c)(d)	138	142
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (c)(d)	3	3
12 month U.S. LIBOR + 1.870% 4.282% 10/1/42 (c)(d)	68	71
12 month U.S. LIBOR + 1.880% 3.838% 10/1/41 (c)(d)	117	121
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (c)(d)	20	21
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.660% 3.54% 7/1/35 (c)(d)	99	102
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (c)(d)	20	21
6 month U.S. LIBOR + 1.720% 3.597% 2/1/37 (c)(d)	4	4
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (c)(d)	5	5
6 month U.S. LIBOR + 1.840% 3.705% 10/1/36 (c)(d)	54	56
6 month U.S. LIBOR + 1.860% 3.785% 10/1/35 (c)(d)	29	30
6 month U.S. LIBOR + 2.010% 3.816% 5/1/37 (c)(d)	12	13
6 month U.S. LIBOR + 2.010% 4.01% 5/1/37 (c)(d)	20	20
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (c)(d)	15	16
6 month U.S. LIBOR + 2.680% 4.571% 10/1/35 (c)(d)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.267% 6/1/33 (c)(d)	43	45
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.611% 4/1/34 (c)(d)	99	104
U.S. TREASURY 1 YEAR INDEX + 2.310% 3.91% 2/1/36 (c)(d)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.956% 7/1/35 (c)(d)	44	46
2.5% 12/1/32	581	610
3% 4/1/33 to 11/1/33	2,196	2,334
3.5% 7/1/32	439	471
6% 1/1/24	62	65
6.5% 12/1/21	10	11
10% 10/1/20	0	0
		4,339
Ginnie Mae - 0.5%
6% 6/15/36	523	610
8% 12/15/23	21	23
10.5% 8/15/21	0	0
4% 10/20/43 to 3/20/47	1,909	2,056
4.31% 2/20/62 (c)(e)	27	27
4.94% 2/20/62 (c)(e)	1	1
5.196% 1/20/62 (c)(e)	9	9
5.47% 8/20/59 (c)(e)	1	1
11% 1/20/21	0	0
		2,727
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $13,315)		13,872

Collateralized Mortgage Obligations - 9.3%
U.S. Government Agency - 9.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 0.11% 4/25/24 (c)(d)	153	152
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.1483% 8/25/31 (c)(d)	45	46
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1683% 4/25/32 (c)(d)	10	10
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.6183% 11/25/32 (c)(d)	449	451
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1683% 11/25/32 (c)(d)	20	20
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0983% 6/25/36 (c)(d)	687	696
planned amortization class:
Series 2003-28 Class KG, 5.5% 4/25/23	52	55
Series 2005-64 Class PX, 5.5% 6/25/35	121	131
Series 2005-68 Class CZ, 5.5% 8/25/35	553	643
Series 2012-149:
Class DA, 1.75% 1/25/43	94	96
Class GA, 1.75% 6/25/42	100	103
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	60	64
Series 2004-52 Class KZ, 5.5% 7/25/34	1,157	1,344
Series 2004-91 Class Z, 5% 12/25/34	640	730
Series 2009-59 Class HB, 5% 8/25/39	260	297
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	310	21
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0883% 3/25/36 (c)(d)	435	444
Series 2011-67 Class AI, 4% 7/25/26 (f)	87	5
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.5836% 11/15/32 (c)(d)	87	88
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0836% 2/15/33 (c)(d)	185	188
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.5836% 3/15/34 (c)(d)	215	215
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	170	190
Series 3415 Class PC, 5% 12/15/37	76	85
Series 4135 Class AB, 1.75% 6/15/42	75	77
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	187	201
Series 2004-2862 Class NE, 5% 9/15/24	1,028	1,077
Series 2145 Class MZ, 6.5% 4/15/29	235	273
Series 2357 Class ZB, 6.5% 9/15/31	171	203
Series 2877 Class ZD, 5% 10/15/34	795	907
Series 2998 Class LY, 5.5% 7/15/25	61	65
Series 3007 Class EW, 5.5% 7/15/25	290	311
Series 3745 Class KV, 4.5% 12/15/26	804	858
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	374	385
Series 4341 Class ML, 3.5% 11/15/31	836	904
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.6708% 7/20/37 (c)(d)	122	122
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.6508% 1/20/38 (c)(d)	31	31
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7821% 11/16/39 (c)(d)	128	129
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.7121% 12/16/39 (c)(d)	95	95
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 7/20/60 (c)(d)(e)	1,692	1,681
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.3163% 9/20/60 (c)(d)(e)	2,009	1,997
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.3163% 8/20/60 (c)(d)(e)	2,082	2,069
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.3963% 12/20/60 (c)(d)(e)	632	629
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 12/20/60 (c)(d)(e)	1,016	1,015
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 2/20/61 (c)(d)(e)	1,771	1,770
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.5063% 2/20/61 (c)(d)(e)	2,101	2,100
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 4/20/61 (c)(d)(e)	764	764
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.5163% 5/20/61 (c)(d)(e)	979	978
Class FC, 1 month U.S. LIBOR + 0.500% 1.5163% 5/20/61 (c)(d)(e)	857	856
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.5463% 6/20/61 (c)(d)(e)	992	992
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.6163% 10/20/61 (c)(d)(e)	1,021	1,022
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 11/20/61 (c)(d)(e)	938	941
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 1/20/62 (c)(d)(e)	607	609
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 1/20/62 (c)(d)(e)	869	871
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 3/20/62 (c)(d)(e)	555	556
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.6663% 5/20/61 (c)(d)(e)	12	12
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.2963% 5/20/63 (c)(d)(e)	38	38
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.2163% 4/20/63 (c)(d)(e)	47	46
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.4208% 10/20/47 (c)(d)	568	564
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4708% 5/20/48 (c)(d)	678	674
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4708% 6/20/48 (c)(d)	797	792
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.6208% 9/20/49 (c)(d)	1,935	1,934
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.6208% 8/20/49 (c)(d)	4,222	4,219
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,064
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	199	13
Series 2011-68 Class EC, 3.5% 4/20/41	578	619
Series 2017-134 Class BA, 2.5% 11/20/46	109	114
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	60	60
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	664	680
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.5163% 9/20/62 (c)(d)(e)	167	167
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.6663% 11/20/65 (c)(d)(e)	35	35
Series 2010-169 Class Z, 4.5% 12/20/40	1,127	1,252
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	3	3
Series 2010-H17 Class XP, 5.31% 7/20/60 (c)(e)	38	38
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	10	11
Series 2012-64 Class KI, 3.5% 11/20/36 (f)	81	1
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.439% 4/20/39 (c)(g)	153	160
Class ST, 8.800% - 1 month U.S. LIBOR 8.5723% 8/20/39 (c)(g)	594	616
Series 2013-H04 Class BA, 1.65% 2/20/63 (e)	211	211
Series 2013-H07 Class JA, 1.75% 3/20/63 (e)	611	612
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	287	288
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	129	129
Class JA, 2.5% 6/20/65 (e)	62	62
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	445	447
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.67% 5/20/66 (c)(d)(e)	2,372	2,356
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (c)(d)(e)	2,190	2,168
Series 2090-118 Class XZ, 5% 12/20/39	2,561	2,968
		53,915
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $53,534)		53,915

Foreign Government and Government Agency Obligations - 3.3%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	10,710	12,638
5.5% 4/26/24	1,100	1,314
Jordanian Kingdom 3% 6/30/25	3,329	3,711
Ukraine Government 1.471% 9/29/21	1,400	1,421
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,126)		19,084
	Shares	Value (000s)

Money Market Funds - 10.5%
Fidelity Cash Central Fund 0.11% (h)
(Cost $60,869)	60,856,693	60,869

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.0375% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	4,800	$112
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	3,000	14
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,600	43
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	53

TOTAL PUT OPTIONS			222

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.0375% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	4,800	219
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	3,000	231
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	2,600	102
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	4,500	205

TOTAL CALL OPTIONS			757

TOTAL PURCHASED SWAPTIONS
(Cost $920)			979
TOTAL INVESTMENT IN SECURITIES - 109.5%
(Cost $613,157)			633,824
NET OTHER ASSETS (LIABILITIES) - (9.5)%			(55,051)
NET ASSETS - 100%			$578,773

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.75% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	1,300	$(63)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,900	(39)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	7,600	(105)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	300	(3)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	5,000	(47)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	5,400	(4)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.7825% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	5,800	(53)

TOTAL PUT SWAPTIONS			(314)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.75% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	1,300	(43)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	2,900	(120)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	7,600	(343)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	300	(17)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	5,000	(292)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	5,400	(436)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.7825% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	5,800	(312)

TOTAL CALL SWAPTIONS			(1,563)

TOTAL WRITTEN SWAPTIONS			$(1,877)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	177	Sept. 2020	$24,614	$30	$30
CBOT 2-Year U.S. Treasury Note Contracts (United States)	12	Sept. 2020	2,650	0	0
CBOT Long Term U.S. Treasury Bond Contracts (United States)	11	Sept. 2020	1,962	(3)	(3)
TOTAL FUTURES CONTRACTS					$27

The notional amount of futures purchased as a percentage of Net Assets is 5.1%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2022	$15,060	$86	$0	$86
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2025	2,100	8	0	8
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2027	2,590	76	0	76
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2030	9,760	23	0	23
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2050	180	(7)	0	(7)

TOTAL INTEREST RATE SWAPS							$186	$0	$186

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $411,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $805,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$127
Fidelity Securities Lending Cash Central Fund	1
Total	$128

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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